S000003881 [Member] Expense Example - Putnam VT Sustainable Future Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,077
Class IB Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	$ 1,366